Other operating income and expenses (Tables)	12 Months Ended
Dec. 31, 2024
Other operating income and expenses
Schedule of detailed information about other operating income

	For the year ended December 31
(in EUR 000)	2024	2023	2022
Recoverable cash advances
Initial measurement and re-measurement	561	324	247
R&D incentives	530	1,376	86
Capitalization of R&D incentive	(83)	(1,005)	(123)
Other income/(expenses)	—	(151)	73
Total Other Operating Income	1,008	544	283